                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-21249

                      (Investment Company Act File Number)

              Federated Premier Intermediate Municipal Income Fund
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

           Date of Reporting Period: Fiscal period ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds

Established 2002

1ST SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout the Period)

Period Ended (unaudited)
5/31/2003 [1]
Net Asset Value, Beginning of Period	$14.33
Income From Investment Operations:
Net investment income	0.37
Net realized and unrealized gain on investments and swap contracts	0.71

TOTAL FROM INVESTMENT OPERATIONS	1.08

Offering costs - Common Shares	(0.03)

Less Distributions From Net Investment Income:
Distributions from Common Shares	(0.34)

Distributions from Auction Market Preferred Shares	(0.03)

Net Asset Value, End of Period	$15.01

Market Price, End of Period	$14.98

Total Return at Net Asset Value[2]	7.17%

Total Return at Market Price	2.18%

Ratios to Average Net Assets:

Expenses	0.81%[3]

Net investment income[4]	5.96%[3]

Expense waiver/reimbursement[5]	0.40%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$91,706

Portfolio turnover	33%

Asset Coverage Requirements -- Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
5/31/2003[6]	$53,675,000	$67,714	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to May 31, 2003.

2 Total return does not reflect the sales charge, if applicable.

3 Computed on an annualized basis.

4 Ratios reflect reduction for dividend payments to preferred shareholders.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout the Period)

Period Ended (unaudited)
5/31/2003 [1]
Net Asset Value, Beginning of Period	$14.33
Income From Investment Operations:
Net investment income	0.30 [2]
Net realized and unrealized gain on investments and swap contracts	0.60

TOTAL FROM INVESTMENT OPERATIONS	0.90

Offering costs - Common Shares	(0.03)

Less Distributions From Net Investment Income:
Distributions from Common Shares	(0.25)

Distributions from Auction Market Preferred Shares	(0.03)

Net Asset Value, End of Period	$14.92

Market Price, End of Period	$14.38

Total Return at Net Asset Value[3]	6.00%

Total Return at Market Price	(2.40)%

Ratios to Average Net Assets:

Expenses	0.83%[4]

Net investment income[5]	4.69%[4]

Expense waiver/reimbursement[6]	0.36%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$103,680

Portfolio turnover	32%

Asset Coverage Requirements -- Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
5/31/2003[7]	$61,025,000	$67,475	$25,003	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to May 31, 2003.

2 Based on average shares outstanding.

3 Total return does not reflect the sales charge, if applicable.

4 Computed on an annualized basis.

5 Ratios reflect reduction for dividend payments to preferred shareholders.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments--Federated Premier Municipal Income Fund

May 31, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--99.4%
		Alabama--3.0%
$4,000,000		Jefferson County, AL Sewer, Capital Improvement Warrants (Series 2002D), 5.25% (FGIC INS), 2/1/2026	AAA/Aaa/AAA		$4,311,920

		Arizona--3.4%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA INS), 7/1/2024	NR/Aaa/AAA		533,230
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA INS), 7/1/2025	NR/Aaa/AAA		1,062,230
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA INS), 7/1/2022	NR/Aaa/AAA		1,115,360
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	NR		747,210
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	NR		1,519,260

		TOTAL			4,977,290

		Arkansas--2.6%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3/BBB		2,224,580
1,500,000		Independence County, AR, Hydroelectric Revenue Bonds, 5.35% (American Capital Access INS), 5/1/2028	A/NR/NR		1,523,355

		TOTAL			3,747,935

		California--11.1%
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A3/A-		2,149,480
3,000,000		California State Public Works Board, General Services Revenue Bonds (Series A), 5.00% (AMBAC INS), 12/1/2027	AAA/Aaa/AAA		3,171,030
2,000,000		California State, Refunding UT GO Bonds, 5.00% (Original Issue Yield: 5.07%), 2/1/2021	A/A2/A		2,091,160
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	A/A2/A		2,156,280
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	A-/A3/BBB		1,876,300
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR/NR		$507,665
2,300,000		Sacramento, CA Regional Arts Facilities Financing Authority, Certificates of Participation, 5.00% (AMBAC INS)/(Original Issue Yield: 5.06%), 9/1/2027	AAA/Aaa/AAA		2,430,318
1,710,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds, 5.00% (AMBAC INS), 10/1/2027	AAA/Aaa/AAA		1,818,927

		TOTAL			16,201,160

		Colorado--1.9%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		735,056
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		1,012,970
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	BBB+/NR/BBB+		1,043,280

		TOTAL			2,791,306

		Connecticut--2.6%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	BBB+/NR/NR		1,299,625
2,300,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	AAA/Aaa/AAA		2,477,514

		TOTAL			3,777,139

		District of Columbia--1.6%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	A-/A3/BBB		2,276,125

		Florida--9.0%
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,138,490
400,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		427,592
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	NR/Baa3/BBB		1,563,934
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,320,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	NR		$1,342,849
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA INS), 10/1/2024	AAA/Aaa/AAA		2,142,460
1,050,000		Pinellas County, FL Health Facility Authority, Revenue Bonds, 5.50% (Baycare Health System)/(Original Issue Yield: 5.59%), 11/15/2033	NR/A1/AA-		1,080,387
1,200,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		1,204,536
4,000,000		Village Center Community Development District, FL, Recreational Revenue Bonds (Series 2003A), 5.00% (MBIA INS)/(Original Issue Yield: 5.032%), 11/1/2032	AAA/Aaa/NR		4,237,440

		TOTAL			13,137,688

		Georgia--1.1%
1,500,000		Athens, GA Housing Authority, Lease Revenue Bonds, 5.25% (University of Georgia-East Campus)/(AMBAC INS), 12/1/2023	NR/Aaa/NR		1,632,780

		Hawaii--1.0%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR		1,414,644

		Illinois--2.1%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	NR		1,000,000
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	NR		1,010,750
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	NR/Baa1/NR		1,038,780

		TOTAL			3,049,530

		Kansas--2.2%
3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	AAA/Aaa/NR		3,253,110

		Kentucky--1.5%
2,000,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR/NR/BBB+		2,123,240

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--3.7%
$3,000,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2002E), 5.25% (FGIC INS), 1/1/2022	AAA/Aaa/AAA		$3,292,290
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	BBB/NR/NR		2,020,300

		TOTAL			5,312,590

		Michigan--3.1%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,040,900
2,375,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (FSA INS), 5/1/2023	AAA/Aaa/NR		2,531,940

		TOTAL			4,572,840

		Minnesota--1.0%
1,400,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR		1,450,694

		Mississippi--1.6%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,319,100

		Missouri--0.7%
1,000,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	BBB+/Baa1/NR		1,037,840

		Nevada--0.5%
650,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		662,266

		New Jersey--0.8%
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	BB+/NR/BBB-		603,612
500,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3/BBB-		525,480

		TOTAL			1,129,092

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--1.3%
$750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	NR/Baa1/NR		$762,750
1,000,000		Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.17%), 11/15/2026	AAA/Aaa/AAA		1,055,100

		TOTAL			1,817,850

		North Carolina--2.2%
1,000,000		Haywood County, NC Industrial Facilties & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	NR/Baa2/NR		1,034,700
500,000		North Carolina Eastern Municipal Power Agency, Power Supply Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.33%), 1/1/2026	BBB/Baa3/BBB+		500,915
1,500,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (Catawba Electric)/(MBIA INS), 1/1/2019	AAA/Aaa/AAA		1,676,520

		TOTAL			3,212,135

		North Dakota--1.4%
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/(Original Issue Yield: 6.375%), 7/1/2026	BBB+/NR/NR		2,073,960

		Pennsylvania--3.5%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1/B+		1,303,181
320,000		Allegheny County, PA HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		357,133
1,295,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		1,306,292
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series A, 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A/NR/A		2,139,320

		TOTAL			5,105,926

		South Carolina--4.4%
2,500,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3/A-		2,621,350
2,000,000		South Carolina State Public Service Authority, Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020	AAA/Aaa/NR		2,175,320
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--continued
$1,500,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2021	AAA/Aaa/AAA		$1,619,025

		TOTAL			6,415,695

		South Dakota--1.2%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	A-/NR/NR		1,812,527

		Tennessee--6.0%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	NR/Baa2/BBB-		2,257,820
1,000,000		Knox County, TN Health Education & Housing Facilities Board, Hospital Facilities Revenue Bonds, 6.50% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.625%), 4/15/2031	NR/Baa2/NR		1,065,530
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	BBB+/Baa1/NR		1,588,955
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2/NR		1,597,095
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.50% (Methodist Healthcare)/(Original Issue Yield: 6.60%), 9/1/2026	BBB+/Baa1/NR		2,200,420

		TOTAL			8,709,820

		Texas--10.0%
1,200,000		Abilene, TX Health Facilites Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		1,201,440
2,615,000		Houston, TX, Refunding Public Improvement LT GO Bonds, 5.00% (MBIA INS), 3/1/2025	AAA/Aaa/AAA		2,750,091
4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	AAA/Aaa/AAA		4,299,080
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		1,394,212
2,000,000		Spring Branch, TX Independent School District, Refunding LT GO Bonds, 5.20% (PSFG INS)/(Original Issue Yield: 5.23%), 2/1/2020	AAA/Aaa/NR		2,177,860
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,500,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	AAA/Aaa/AAA		$1,617,675
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/(Original Issue Yield: 5.84%), 7/1/2027	NR/Baa1/BBB+		1,028,070

		TOTAL			14,468,428

		Utah--1.5%
2,000,000		Utah Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/15/2027	AAA/Aaa/AAA		2,106,020

		Virginia--2.6%
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		995,270
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	AAA/Aaa/AAA		1,366,720
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,453,242

		TOTAL			3,815,232

		Washington--6.5%
1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA INS), 12/1/2020	NR/Aaa/AAA		1,082,930
3,915,000		Seattle, WA Municipal Light & Power, Improvement & Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 5.30%), 3/1/2026	AAA/Aaa/AAA		4,117,053
2,000,000		Washington State, UT GO Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021	AAA/Aaa/AAA		2,137,320
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2001A), 5.00% (FSA LOC)/(Original Issue Yield: 5.09%), 7/1/2022	AAA/Aaa/AAA		2,111,480

		TOTAL			9,448,783

		Wisconsin--4.3%
4,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA INS)/(Original Issue Yield: 5.38%), 2/15/2032	AAA/Aaa/AAA		4,212,680
1,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR/A-		1,043,610
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	NR		1,007,530

		TOTAL			6,263,820

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $139,027,025)			144,428,485

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL--0.6%
		Indiana--0.6%
$900,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(JPMorgan Chase Bank LIQ)	AA/Aa3/AA-		$900,000

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $139,927,025)[3]			$145,328,485

1 Current credit ratings provided by Standard & Poor's, Moody's Investors Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003 these securities amounted to $1,566,082 which represents 1.1% of market value.

3 The cost of investments for federal tax purposes amounts to $139,927,025.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
PSFG	--Permanent School Fund Guarantee
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Federated Premier Intermediate Municipal Income Fund

May 31, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--99.9%
		Alaska--2.7%
$3,815,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds (Series A), 5.00% (MBIA INS), 7/1/2011	AAA/Aaa/AAA		$4,384,236

		Arizona--3.5%
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA INS), 7/1/2010	NR/Aaa/AAA		1,144,290
1,500,000		Arizona Tourism & Sports Authority, Tax Revenue Bonds, 5.00% (Original Issue Yield: 5.10%), 7/1/2015	NR/Baa1/BBB		1,586,400
1,500,000		Arizona Tourism & Sports Authority, Tax Revenue Bonds, 5.00% (Original Issue Yield: 5.17%), 7/1/2016	NR/Baa1/BBB		1,572,615
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	NR		1,519,605

		TOTAL			5,822,910

		Arkansas--0.7%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(Original Issue Yield: 7.40%), 2/1/2020	BBB-/Baa3/BBB		1,120,770

		California--8.9%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3/NR		1,387,437
4,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	A/A2/A		4,494,760
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	A-/A3/BBB		2,724,540
1,500,000		Orange County, CA Development Agency, Tax Allocation Bonds, 6.125% (Santa Ana Heights Project Area)/(Original Issue Yield: 6.35%), 9/1/2023	BBB/Baa2/NR		1,536,840
1,855,000		San Francisco, CA City & County Airport Commission, International Airport Refunding Revenue Bonds (Series 29B), 5.00% (FGIC INS), 5/1/2012	AAA/Aaa/AAA		2,134,790
2,000,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	AAA/Aaa/AAA		2,363,800

		TOTAL			14,642,167

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Colorado--2.1%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$735,056
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		506,485
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds (Series E), 6.00% (MBIA INS), 11/15/2011	AAA/Aaa/AAA		2,223,366

		TOTAL			3,464,907

		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023	BBB+/NR/NR		783,367

		Delaware--3.8%
1,855,000		Delaware Health Facilities Authority, Revenue Bonds, 4.00% (Christiana Care Health Services)/(AMBAC INS), 10/1/2007	AAA/Aaa/NR		2,006,312
3,680,000		Delaware Health Facilities Authority, Revenue Bonds, 5.25% (Christiana Care Health Services)/(AMBAC INS), 10/1/2012	AAA/Aaa/NR		4,281,312

		TOTAL			6,287,624

		District of Columbia--1.4%
2,000,000		District of Columbia, Refunding UT GO (Series 2002C), 5.25% (XL Capital Assurance Inc. INS), 6/1/2010	AAA/Aaa/AAA		2,283,400

		Florida--3.9%
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,138,490
600,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		641,388
1,100,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,101,507
1,470,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,477,115
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	BBB+/NR/NR		2,007,961

		TOTAL			6,366,461

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Georgia--2.8%
$500,000		Cherokee County, GA School System, UT GO Bonds, 5.00% (MBIA INS), 8/1/2011	AAA/Aaa/NR		$574,810
1,500,000		La Grange, GA, Water & Sewer Refunding Revenue Bonds, 4.50% (AMBAC INS), 1/1/2010	AAA/Aaa/AAA		1,659,495
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA INS), 11/1/2015	AAA/Aaa/NR		2,423,473

		TOTAL			4,657,778

		Hawaii--0.9%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,586,704

		Illinois--3.2%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA INS), 12/1/2012	AAA/Aaa/AAA		1,172,830
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	AAA/Aaa/AAA		2,047,491
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	NR		1,010,420
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	NR/Baa1/NR		1,061,440

		TOTAL			5,292,181

		Kansas--1.4%
2,000,000		Wichita, KS, Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2011	AAA/Aaa/NR		2,304,160

		Kentucky--2.0%
3,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	NR/NR/BBB+		3,253,380

		Louisiana--3.2%
1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA INS), 12/1/2014	AAA/Aaa/AAA		1,795,321
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA INS), 12/1/2015	AAA/Aaa/AAA		1,891,713
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	BB+/Ba1/NR		1,537,020

		TOTAL			5,224,054

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Massachusetts--3.6%
$2,000,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.50% (FSA INS), 11/1/2010	AAA/Aaa/AAA		$2,361,220
1,000,000		Commonwealth of Massachusetts, Refunding LT GO Bonds (Series 1997A), 5.75% (FGIC INS), 8/1/2008	AAA/Aaa/AAA		1,172,110
2,105,000		Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Nuclear Project 3-A), 5.00% (MBIA INS), 7/1/2011	AAA/Aaa/AAA		2,391,490

		TOTAL			5,924,820

		Michigan--3.3%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,040,900
1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, Revenue Bonds, 5.25%, 12/1/2011	AAA/Aaa/NR		1,169,970
2,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	A-/A1/NR		2,194,940

		TOTAL			5,405,810

		Mississippi--2.4%
2,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCRB, (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,898,875
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	BBB+/NR/NR		1,021,350

		TOTAL			3,920,225

		Missouri--2.4%
1,450,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA INS), 7/1/2009	AAA/Aaa/AAA		1,677,781
1,060,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA INS), 7/1/2010	AAA/Aaa/AAA		1,229,165
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA INS), 7/1/2011	AAA/Aaa/AAA		1,057,793

		TOTAL			3,964,739

		Nevada--1.9%
2,000,000		Clark County, NV, IDRB, (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2/NR		2,067,080
1,000,000		North Las Vegas, NV, Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		1,018,870

		TOTAL			3,085,950

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		New Jersey--1.4%
$1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	BB+/NR/BBB-		$1,001,440
1,250,000		New Jersey State Transportation Corp., Certificates of Participation (Series 1999A), 5.00% (AMBAC INS), 9/15/2007	AAA/Aaa/AAA		1,406,850

		TOTAL			2,408,290

		New Mexico--0.8%
1,300,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1/NR		1,327,898

		New York--7.3%
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR		2,064,720
4,165,000		Metropolitan Transportation Authority, NY, Refunding Transportation Revenue Bonds (Series 2002F), 5.00% (MBIA INS), 11/15/2011	AAA/Aaa/AAA		4,802,661
2,750,000		New York City, NY, UT GO Bonds (2002 Subseries A-1), 5.25% (MBIA INS), 11/1/2014	AAA/Aaa/AAA		3,154,553
1,795,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Bonds (Series 2002C), 4.00% (XL Capital Assurance, Inc. INS), 1/1/2010	AAA/Aaa/AAA		1,924,258

		TOTAL			11,946,192

		North Carolina--4.1%
1,000,000		Mecklenburg County, NC, UT GO Bonds (Series B), 4.40%, 2/1/2008	AAA/Aaa/AAA		1,105,290
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (SeriesD), 5.50%, 1/1/2014	BBB/Baa3/BBB+		1,093,140
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2014	BBB+/Baa1/BBB+		3,387,150
1,000,000		Wake County, NC, UT GO Bonds, 4.50%, 3/1/2010	AAA/Aaa/AAA		1,117,530

		TOTAL			6,703,110

		Ohio--1.9%
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3/NR		3,162,360

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Oregon--0.6%
$1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	NR		$1,004,340

		Pennsylvania--10.9%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	B+/B1/B+		1,582,448
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/BBB-		399,384
1,550,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	NR		1,563,469
2,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	A/NR/NR		2,789,675
1,115,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2017	AA/NR/NR		1,236,613
3,975,000		Pennsylvania State IDA, EDRB, 5.25% (AMBAC INS), 7/1/2011	AAA/Aaa/AAA		4,633,022
1,475,000		Philadelphia, PA Gas Works, Revenue Bonds (Sixteenth Series), 5.25% (FSA INS), 7/1/2008	AAA/Aaa/AAA		1,692,238
1,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 5.25% (AMBAC INS), 12/15/2011	AAA/Aaa/AAA		1,173,020
2,615,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (MBIA INS), 9/1/2008	AAA/Aaa/AAA		2,877,886

		TOTAL			17,947,755

		South Carolina--0.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	BBB/Baa2/NR		1,100,330

		South Dakota--1.5%
300,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.05% (Westhills Village Retirement Community), 9/1/2014	A-/NR/NR		312,786
500,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.15% (Westhills Village Retirement Community), 9/1/2015	A-/NR/NR		520,915
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		South Dakota--continued
$445,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.20% (Westhills Village Retirement Community), 9/1/2016	A-/NR/NR		$463,459
585,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2017	A-/NR/NR		609,348
520,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.35% (Westhills Village Retirement Community), 9/1/2018	A-/NR/NR		540,686

		TOTAL			2,447,194

		Texas--6.5%
1,000,000		Abilene, TX Health Facilites Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	NR		1,010,960
2,975,000		Austin, TX Electric Utility System, Refunding Revenue Bonds (Series 2002A), 5.50% (AMBAC INS), 11/15/2012	AAA/Aaa/AAA		3,550,484
1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	AAA/Aaa/AAA		1,746,525
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	AAA/Aaa/AAA		1,699,288
1,500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3/NR		1,673,670
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	NR/Baa1/BBB+		1,064,980

		TOTAL			10,745,907

		Virginia--1.9%
1,000,000		Bell Creek, VA, CDA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	NR		1,017,060
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		1,002,800
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.50%), 12/1/2023	NR		1,045,720

		TOTAL			3,065,580

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Washington--5.8%
$2,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds, 4.375% (FSA INS), 12/1/2009	AAA/Aaa/AAA		$2,223,780
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds, 5.25% (FSA INS), 12/1/2012	AAA/Aaa/AAA		1,175,991
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	A-/A3/NR		1,442,145
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	AA-/Aa1/AA-		1,231,180
1,435,000		Yakima County, WA, LT GO Bonds, 5.00% (AMBAC INS), 12/1/2010	NR/AAA/AAA		1,650,236
1,495,000		Yakima County, WA, LT GO Bonds, 5.25% (AMBAC INS), 12/1/2011	NR/AAA/AAA		1,749,105

		TOTAL			9,472,437

		Wisconsin--1.9%
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	BBB+/NR/A-		2,149,000
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	NR		1,013,480

		TOTAL			3,162,480

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $157,976,713)			164,269,516

		SHORT-TERM MUNICIPAL--0.1%
		New York--0.1%
100,000		New York State Dormitory Authority, (Series 1990B) Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1/NR		100,000

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $158,076,713)[3]			$164,369,516

1 Current credit ratings provided by Standard and Poor's, Moody's Investors Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003 these securities amounted to $1,779,878 which represents 1.1% of market value.

3 The cost of investments for federal tax purposes amounts to $158,076,713.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Board
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

May 31, 2003 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$145,328,485	$164,369,516
Cash	14,151	69,186
Income receivable	2,178,443	2,224,668
Prepaid expenses	29,391	70,764

TOTAL ASSETS	147,550,470	166,734,134

Liabilities:
Payable for investments purchased	1,000,184	--
Net payable for swap contracts	636,729	1,560,702
Income distribution payable--Common Shares	511,550	434,187
Income distribution payable--Preferred Shares	3,411	8,090
Accrued expenses	17,330	25,775

TOTAL LIABILITIES	2,169,204	2,028,754

Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000

Net Assets Applicable to Common Shares Consist of:
Paid in capital	$86,647,727	$98,562,141
Net unrealized appreciation of investments and swap contracts	4,764,731	4,732,101
Accumulated net realized gain on investments	56,050	95,765
Undistributed net investment income	237,758	290,373

TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$91,706,266	$103,680,380

Common Shares Outstanding	6,108,058	6,946,981

Net asset value	$15.01	$14.92

Investments, at identified cost	$139,927,025	$158,076,713

See Notes which are an integral part of the Financial Statements

Statements of Operations

Period Ended May 31, 2003 (unaudited)1

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$2,765,734	$2,583,801

Expenses:
Investment adviser fee	294,071	332,323
Administrative personnel and services fee	53,821	54,303
Custodian fees	2,234	2,421
Transfer and dividend disbursing agent fees and expenses	14,969	15,655
Directors'/Trustees' fees	439	493
Auditing fees	9,147	9,609
Legal fees	3,005	3,219
Portfolio accounting fees	25,895	27,416
Printing and postage	6,009	6,439
Insurance premiums	638	670
Auction agent fees	1,625	1,625
Trailer commission fees	37,274	43,226
Miscellaneous	16,522	17,575

TOTAL EXPENSES	465,649	514,974

Waivers:
Waiver of investment adviser fee	(106,935)	(120,845)
Waiver of administrative personnel and services fee	(48,048)	(34,129)

TOTAL WAIVERS	(154,983)	(154,974)

Net expenses	310,666	360,000

Net investment income	2,455,068	2,223,801

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments	56,050	95,765
Net change in unrealized appreciation of investments	5,401,460	6,292,803
Net change in unrealized depreciation of swap contracts	(636,729)	(1,560,702)

Net realized and unrealized gain on investments and swap contracts	4,820,781	4,827,866

Income distributions declared to Preferred Shareholders	(171,306)	(196,682)

Change in net assets resulting from operations applicable to common shares	$7,104,543	$6,854,985

1 For the period from December 20, 2002 (date of initial public investment) to May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

Period Ended May 31, 2003 (unaudited)[1]	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,455,068	$2,223,801
Net realized gain on investments	56,050	95,765
Net change in unrealized appreciation/depreciation of investments and swap contracts	4,764,731	4,732,101
Distributions from net investment income -- Preferred Shares	(171,306)	(196,682)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	7,104,543	6,854,985

Distributions to Shareholders:
Distributions from net investment income -- Common Shares	(2,046,004)	(1,736,746)

Share Transactions Applicable to Common Shares:
Proceeds from sale of shares	86,632,041	98,562,141
Net asset value of shares issued to shareholders in payment of distributions declared	15,686	--

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	86,647,727	98,562,141

Change in net assets	91,706,266	103,680,380

Net Assets Applicable to Common Shares:
Beginning of period	--	--

End of period	$91,706,266	$103,680,380

Undistributed net investment income included at end of period	$237,758	$290,373

1 For the period from December 20, 2002 (date of initial public investment) to May 31, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest ("common shares") to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 common shares in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser has paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 common shares in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser has paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and paid weekly. The dividend rate for both the Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2003 was 1.230%. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resale. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Trustees.

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between a Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Funds are on a forward selling basis. For the period ended May 31, 2003, the Funds had no realized gains on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure interest rate fluctuations.

For the period ended May 31, 2003, the Funds had the following open swap contracts:

Federated Premier Municipal Income Fund
Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
10/17/2013	$13,000,000	3.714% Fixed	3.122%	$(636,729)

Federated Premier Intermediate Municipal Income Fund
Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
9/25/2013	$12,000,000	3.834% Fixed	3.112%	$ (717,216)

9/26/2013	5,000,000	3.795% Fixed	3.112%	(282,349)

9/30/2013	11,000,000	3.733% Fixed	3.116%	(561,137)

NET UNREALIZED DEPRECIATION				$(1,560,702)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to authorize an unlimited number of par value common shares ($0.01 per share).

Transactions in common shares were as follows:

Federated Premier Municipal Income Fund	Period Ended 5/31/2003
Shares sold	6,106,981
Shares issued to shareholders in payment of distributions declared	1,077

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,108,058

Federated Premier Intermediate Municipal Income Fund	Period Ended 5/31/2003
Shares sold	6,946,981

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,946,981

FEDERAL TAX INFORMATION

At May 31, 2003, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$139,927,025	$5,658,468	$257,008	$5,401,460

Federated Premier Intermediate Municipal Income Fund	$158,076,713	$6,504,959	$212,156	$6,292,803

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Funds have entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser") to serve as investment manager to the Funds. Pursuant to the Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, not inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and for a declining amount thereafter through December 31, 2010.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Each Fund has agreed to pay organizational and offering expenses of up to $0.03 per common share. The Adviser has agreed to pay organizational expenses and offering costs of each Fund that exceed $0.03 per common share.

Interfund Transactions

During the year ended May 31, 2003, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$51,577,250	$77,210,000

Federated Premier Intermediate Municipal Income Fund	$68,777,250	$88,909,245

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

PREFERRED SHARE OFFERING

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares ("AMPS"), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations ("NRSROs") rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2003, there were no such restrictions on the Funds.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended May 31, 2003, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$176,308,119	$37,262,938

Federated Premier Intermediate Municipal Income Fund	$196,195,482	$37,903,958

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-245-0242 Ext. 8103 or email CEinfo@federatedinv.com.

Federated Investors
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Call us at 1-800-245-0242 x8103 or
Email us at CEinfo@federatedinv.com

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28583 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003